Income taxes - Unused tax assets and liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Book value in excess of tax costs
Deferred tax assets and liabilities
Net deferred tax assets/(liabilities)	$ (334,167)	$ (262,207)
Property, plant and equipment
Deferred tax assets and liabilities
Net deferred tax assets/(liabilities)	$ 334,167	$ 262,207